Retirement benefit plans	12 Months Ended
Dec. 31, 2017
Retirement benefit plans
Retirement benefit plans

28. Retirement benefit plans

DEFINED CONTRIBUTION PLANS

We operate defined contribution systems for all of our qualifying employees (except for Belgium and France). The assets of the schemes are held separately from ours in designated pension plans. For defined contribution systems, we pay contributions to publicly or privately administered pension or insurance funds. Once the contribution is paid, we do not have any remaining obligation.

DEFINED BENEFIT PLANS IN BELGIUM

Our personnel in Belgium participated in a defined contribution plan (extra-legal pension). The Belgian defined contribution pension plans were by law subject to minimum guaranteed rates of return, 3.25% on employer contributions and 3.75% on employee contributions. These rates, which apply as an average over the entire career, may be modified by Royal Decree. Therefore, those plans were basically accounted for as defined contribution plans.

As a consequence of the law of December 18, 2015, minimum returns were guaranteed by the employer as follows: (a) for the contributions paid as from January 1, 2016, a new variable minimum return based on OLO rates, with a minimum of 1.75% and a maximum of 3.75%. In review of the low rates of the OLO in the last years, the return has been initially set to 1.75%; (b) for the contributions paid until end of December 2015, the previously applied legal returns as mentioned above, continue to apply until the leaving of the employees.

In view of the minimum returns guarantees, the Belgian defined contribution plans classify as defined benefit plans as from end December 2015.

As at December 31, 2015 no net liability was recognized in the balance sheet as the minimum rates of return to be guaranteed by the employer were closely matched by the rates of return guaranteed by the insurer. As at December 31, 2016 and 2017 however net defined benefit obligation of respectively €386.6 thousand and €169.4 thousand were recorded.

Actuarial gains and losses are recognized immediately in equity, with a charge or credit to other comprehensive income (OCI), in accordance with IAS 19R—Employee Benefits. They are not recycled subsequently. Actuarial gains of €53.9 thousand were recognized through other comprehensive income (OCI) at the end of 2017 (2016: €389.9 thousand of actuarial losses, 2015: nil).The contributions to those plans that were due by the employer for 2017, 2016 and 2015 amounted to respectively €964.0 thousand, €528.0 thousand and €476.3 thousand, of which €64.0 thousand was paid after December 31, 2017 (2016: €42.5 thousand; 2015: €35.9 thousand). No contributions were made by the employees.

The plan assets on December 31, 2017 consisted of €2,554.7 thousand (2016: €1,788.7 thousand, 2015: 1,063.7 thousand) individual insurance reserves, which benefit from a weighted average guaranteed interest rate of 2.41% (2016: 2.82%, 2015: 3.0%).

DEFINED BENEFIT PLANS IN FRANCE

We use two defined benefit plans for the employees of our French entity. The defined benefit plans are not supported by funds.

The chemical and pharmaceutical industry’s collective bargaining agreements require that the French entity pays a retirement allowance depending on the seniority of the employees at the moment they retire. The benefit obligations for these retirement allowances amounted to €2,046.8 thousand for 2017 (2016: €1,808.5 thousand; 2015: €1,520.9 thousand).  The increase in 2016 was mainly due to changed actuarial assumptions (decrease of discount rate from 2% to 1.44%).  The increase in 2017 was mainly due to changed actuarial assumptions (decrease of discount rate from 1.44% to 1.30%).

Additionally, there are also seniority premiums obligations in France. The provisions for these premiums amounted to €1,365.7 thousand on December 31, 2017 (2016: €1,324.9 thousand; 2015: €1,172.0 thousand).

Total obligation included in the balance sheet related to the defined benefit plans amounted to €3,412.5 thousand for the year ended December 31, 2017 (2016: €3,133.4 thousand; 2015: €2,692.9 thousand).

Actuarial gains and losses are recognized in equity, with a charge or credit to other comprehensive income (OCI), in accordance with IAS 19R—Employee Benefits. They are not recycled subsequently. Actuarial losses of €93.9 thousand were recognized through other comprehensive income (OCI) at the end of 2017 (2016: €193.2 thousand of actuarial losses, 2015: €201.5 thousand of actuarial gains).

Total amounts due by the group to these pension plans in 2017 were €2.2 million in total (2016: €1.7 million, 2015: €1.5 million).

Obligations included in the balance sheet

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Present value of funded defined benefit obligation	€2,724	€2,175
Plan assets	(2,555)	(1,789)	€(1,064)
Deficit/ surplus	169	387	(1,064)
Present value of unfunded defined benefit obligation	3,412	3,133	2,693
Reclassification - Belgian contribution plans			1,064
Liability included in the balance sheet	€3,582	€3,520	€2,693

The present value of the gross obligation developed as follows:

	2017	2016	2015
	(Euro, in thousands)
Opening balance	€5,308	€3,757	€2,865
Current service cost	863	649	194
Actual taxes on contributions paid	(87)	(48)
Interest cost	87	82	50
Benefits paid	(157)	(119)	(44)
Reclassification - Belgian contribution plans			1,064
Actuarial gains (-) or losses due to experience adjustments	(100)	500	(27)
Actuarial gains (-) or losses due to experience adjustments related to new financial assumptions	222	432	(99)
Actuarial gains (-) or losses due to experience adjustments related to new demographic assumptions	—	56	(247)
Closing balance	€6,136	€5,308	€3,757

The fair value of the plan assets developed as follows:

	2017	2016	2015
	(Euro, in thousands)
Opening balance	€(1,788)	€(1,064)
Interest income on plan assets	(41)	(32)
Actual administration costs	3	2
Contributions from employer	(748)	(411)
Actual taxes on contributions paid	87	48
Plan assets gain during the period	(68)	(332)
Reclassification - Belgian contribution plans			€(1,064)
Closing balance	€(2,555)	€(1,788)	€(1,064)

The expected rate of return on the plan assets is 1.7%.

The fair value of the plan assets is the fair market value of the plan assets. The fair value of the plan assets was calculated as the reduced lump sums (received from the plan administrators) actualized with the assumptions set (discount rate and mortality tables). The total plan assets are equal to the fair value of the plan assets increased with the financing fund.

Amounts recognized in profit or loss for defined benefit plans are as follows:

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Current service cost	€863	€649	€194
Interest cost	87	82	50
Interest income	(41)	(32)
Administration expenses	3	2
Revaluations of net liability / net asset	14	73	(171)
Total expense	€926	€773	€73

Obligation included in the balance sheet reconciles as follows:

	2017	2016	2015
	(Euro, in thousands)
Opening balance	€3,520	€2,693	€2,865
Real employer contributions	(748)	(411)
Total expense recognized in the statement of operations	926	773	73
Re-measurement on the net defined benefit liability	40	583	(202)
Benefits paid	(157)	(119)	(44)
Closing balance	€3,582	€3,520	€2,693

The main actuarial assumptions were:

	December 31,
	2017	2016	2015
	%
Weighted average discount rate	1.48%	1.60%	2.00%
Expected salary increase	2.50%	2.50%	2.25%
Inflation rate	1.86%	1.75%	1.75%

The discount rate was based on the Merrill Lynch yields for AA rated Eurozone corporate bonds (bonds with maturity dates which correspond with the commitments).

Breakdown of defined benefit obligation by type of plan participants:

	December 31,
	2017	2016	2015
	(number of participants)
Active plan participants	324	267	254

Breakdown of defined benefit obligation by type of benefits:

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Retirement and death benefits	€4,770	€3,983	€2,585
Other post-employment benefits	1,366	1,325	1,172

Major categories of plan assets: fair value plan of assets:

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Equity	€153	€89	€74
Debt	2,402	1,698	979
Cash	—	—	11

Sensitivity analysis on weighted average discount rate: effect on gross obligation:

		December 31,
		2017
		Obligation (Euro, in thousands)
Discount rate	0.98%	€6,663
Discount rate	1.23%	6,393
Discount rate	1.48%	6,136
Discount rate	1.73%	5,895
Discount rate	1.98%	€5,666

		December 31,
		2016
		Obligation (Euro, in thousands)
Discount rate	1.10%	€3,792
Discount rate	1.35%	3,661
Discount rate	1.60%	3,520
Discount rate	1.85%	3,419
Discount rate	2.10%	€3,312

		December 31,
		2015
		Obligation (Euro, in thousands)
Discount rate	1.50%	€2,868
Discount rate	1.75%	2,779
Discount rate	2.00%	2,693
Discount rate	2.25%	2,612
Discount rate	2.50%	€2,534